UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2015

Date of reporting period:	4/30/2015

Item 1. Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of April 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 21.2%
Bank of America NA	0.200%		05/04/15	3,000	$3,000,000
Bank of America NA	0.250%		05/12/15	2,000	2,000,000
Bank of America NA	0.266	%(a)	08/03/15	5,000	5,000,000
Bank of Montreal	0.272	%(a)	06/03/15	3,000	3,000,000
Bank of Montreal	0.281	%(a)	07/06/15	2,000	2,000,004
Bank of Montreal	0.391	%(a)	02/22/16	1,000	1,000,585
Bank of Nova Scotia	0.317	%(a)	03/10/16	2,000	2,000,000
Bank of Nova Scotia	0.396	%(a)	01/11/16	7,000	7,003,532
Bank of Nova Scotia	0.424	%(a)	07/17/15	1,000	1,000,274
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.321	%(a)	08/25/15	3,000	3,000,000
Canadian Imperial Bank of Commerce	0.309	%(a)	03/14/16	2,000	2,000,000
Canadian Imperial Bank of Commerce	0.375	%(a)	03/24/16	5,000	5,003,434
Chase Bank USA NA	0.270%		07/27/15	2,000	2,000,434
Citibank NA	0.180%		06/08/15	5,000	5,000,000
DNB Bank ASA	0.200%		06/01/15	7,000	7,000,000
DNB Bank ASA	0.210%		06/05/15	6,000	6,000,000
HSBC Bank USA NA	0.260%		08/03/15	5,000	5,000,000
Mizuho Bank Ltd.	0.250%		05/26/15	5,000	5,000,173
Nordea Bank AB	0.366	%(a)	11/09/15	700	700,238
Nordea Bank AB	0.394	%(a)	07/17/15	2,000	2,000,310
Rabobank Nederland	0.311	%(a)	05/20/15	4,600	4,600,126
Rabobank Nederland	0.325	%(a)	07/17/15	1,000	1,000,000
Royal Bank of Canada	0.300	%(a)	02/12/16	7,000	7,000,000
Skandinaviska Enskilda Banken AB	0.272	%(a)	10/15/15	3,000	3,000,000
Skandinaviska Enskilda Banken AB	0.311	%(a)	07/10/15	3,000	3,000,000
State Street Bank & Trust Co.	0.281	%(a)	10/01/15	6,000	6,000,000
Sumitomo Mitsui Banking Corp.	0.230%		05/15/15	3,000	3,000,035
Sumitomo Mitsui Banking Corp.	0.240%		05/04/15	3,000	3,000,000
Sumitomo Mitsui Banking Corp.	0.260%		07/09/15	4,000	4,000,000
Svenska Handelsbanken AB	0.205%		07/15/15	2,000	2,000,021
Svenska Handelsbanken AB	0.305%		10/13/15	6,000	6,000,000
Toronto Dominion Bank	0.180%		06/18/15	1,000	1,000,000
Toronto Dominion Bank	0.253	%(a)	06/16/15	3,000	3,000,000
Toronto Dominion Bank	0.268	%(a)	10/06/15	8,000	8,000,000
U.S. Bank NA	0.241	%(a)	07/27/15	3,000	3,000,000
U.S. Bank NA	0.273	%(a)	10/30/15	3,000	3,000,000
Wells Fargo Bank NA	0.260	%(a)	05/12/15	2,000	2,000,000
Wells Fargo Bank NA	0.281	%(a)	08/20/15	2,000	2,000,000
Wells Fargo Bank NA	0.310	%(a)	04/04/16	1,000	1,000,000
Wells Fargo Bank NA	0.320	%(a)	05/03/16	2,000	2,000,000

					136,309,166

COMMERCIAL PAPER — 29.2%
Archer Daniels Midland, 144A	0.152	%(b)	05/14/15	1,000	999,946
Bank of New York Mellon Corp. (The), 144A	0.071	%(b)	05/01/15	20,000	20,000,000
BASF SE, 144A	0.132	%(b)	05/20/15	1,000	999,931
Caisse Centrale Desjardins du Quebec, 144A	0.277	%(a)	10/22/15	8,000	8,000,000
CDP Financial, Inc., 144A	0.162	%(b)	07/13/15	3,000	2,999,027
CDP Financial, Inc., 144A	0.162	%(b)	07/23/15	4,000	3,998,524
CDP Financial, Inc., 144A	0.183	%(b)	06/29/15	1,000	999,705
CDP Financial, Inc., 144A	0.193	%(b)	07/07/15	3,000	2,998,939
Commonwealth Bank of Australia, 144A	0.301	%(a)	04/13/16	6,000	6,000,000
CPPIB Capital, Inc., 144A	0.142	%(b)	05/19/15	5,000	4,999,650
CPPIB Capital, Inc., 144A	0.142	%(b)	07/02/15	1,000	999,759
CPPIB Capital, Inc., 144A	0.147	%(b)	07/10/15	3,000	2,999,154
DNB Bank ASA, 144A	0.203	%(b)	06/01/15	1,500	1,499,742
DNB Bank ASA, 144A	0.330	%(a)	04/21/16	6,000	6,000,000
European Investment Bank	0.149	%(b)	05/20/15	5,000	4,999,612
European Investment Bank	0.162	%(b)	05/26/15	5,100	5,099,433

GDF Suez, 144A	0.173	%(b)	05/21/15	4,000	3,999,622
HSBC Bank PLC, 144A	0.248	%(a)	05/28/15	2,000	2,000,000
HSBC Bank PLC, 144A	0.281	%(a)	07/10/15	1,000	1,000,000
HSBC Bank PLC, 144A	0.334	%(a)	04/29/16	2,000	2,000,000
Hydro-Quebec, 144A	0.101	%(b)	05/28/15	3,000	2,999,775
Illinois Tool Works, Inc., 144A	0.101	%(b)	05/05/15	14,000	13,999,844
Illinois Tool Works, Inc., 144A	0.101	%(b)	05/13/15	3,000	2,999,900
International Finance Corp.	0.101	%(b)	06/01/15	1,000	999,914
International Finance Corp.	0.112	%(b)	05/11/15	5,000	4,999,847
JPMorgan Securities LLC, 144A	0.361	%(a)	10/20/15	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.376	%(a)	09/02/15	1,000	1,000,000
JPMorgan Securities LLC, 144A	0.378	%(a)	08/07/15	3,000	3,000,000
KFW, 144A	0.188	%(b)	07/06/15	3,000	2,998,982
National Oilwell Varco, Inc., 144A	0.198	%(b)	07/08/15	6,000	5,997,790
Nordea Bank AB, 144A	0.183	%(b)	06/26/15	1,000	999,720
PNC Bank NA	0.203	%(b)	06/08/15	2,000	1,999,578
PNC Bank NA	0.285	%(b)	07/01/15	1,000	999,526
Province of Quebec, 144A	0.127	%(b)	07/07/15	1,000	999,767
PSP Capital, Inc., 144A	0.152	%(b)	05/28/15	3,000	2,999,663
PSP Capital, Inc., 144A	0.152	%(b)	06/15/15	3,000	2,999,438
PSP Capital, Inc., 144A	0.162	%(b)	07/22/15	3,000	2,998,907
Sanofi, 144A	0.152	%(b)	06/30/15	7,000	6,998,317
Siemens Capital Co. LLC, 144A	0.101	%(b)	05/26/15	4,000	3,999,722
Siemens Capital Co. LLC, 144A	0.112	%(b)	05/06/15	5,000	4,999,924
State Street Corp.	0.183	%(b)	07/06/15	3,000	2,999,010
State Street Corp.	0.183	%(b)	07/16/15	1,000	999,620
State Street Corp.	0.203	%(b)	07/09/15	2,000	1,999,233
Swedbank AB	0.193	%(b)	05/04/15	6,000	5,999,905
Swedbank AB	0.244	%(b)	08/10/15	1,000	999,327
Toyota Motor Credit Corp.	0.268	%(a)	10/30/15	2,000	2,000,000
U.S. Bank NA	0.173	%(b)	05/11/15	7,000	6,999,669
United Technologies Corp., 144A	0.122	%(b)	05/26/15	2,000	1,999,833
United Technologies Corp., 144A	0.132	%(b)	05/20/15	6,000	5,999,588
United Technologies Corp., 144A	0.142	%(b)	05/29/15	3,000	2,999,673

					187,579,516

OTHER CORPORATE OBLIGATIONS — 10.4%
Bank of Montreal, MTN	0.517	%(a)	09/24/15	2,000	2,001,872
Bank of Montreal, MTN	0.737	%(a)	09/11/15	2,500	2,504,127
Caisse Centrale Desjardins du Quebec, 144A	0.559	%(a)	10/29/15	5,000	5,005,886
Cisco Systems, Inc.	0.312	%(a)	09/03/15	2,000	2,000,330
Export Development Canada, 144A	0.182	%(a)	07/24/15	2,000	2,000,000
General Electric Capital Corp.	0.507	%(a)	01/14/16	2,750	2,754,065
General Electric Capital Corp., MTN	1.008	%(a)	08/11/15	2,970	2,975,508
Inter-American Development Bank, GMTN	0.181	%(a)	07/29/15	3,000	3,000,000
Inter-American Development Bank	0.220	%(a)	02/11/16	1,100	1,100,267
International Bank for Reconstruction & Development, GMTN	0.178	%(a)	08/07/15	3,000	3,000,000
International Business Machines Corp.	0.325	%(a)	02/05/16	2,100	2,101,571
International Finance Corp.	0.181	%(a)	08/27/15	10,000	9,999,816
JPMorgan Chase Bank NA	0.425	%(a)	07/17/15	2,000	2,000,691
KFW	0.240	%(a)	07/09/15	2,000	2,000,238
Province of Ontario	0.950%		05/26/15	4,000	4,001,942
Province of Ontario	2.700%		06/16/15	2,000	2,006,223
Svenska Handelsbanken AB	0.471	%(a)	11/05/15	5,500	5,500,000
Toronto-Dominion Bank	0.436	%(a)	05/01/15	1,202	1,202,000
Total Capital Canada Ltd.	0.655	%(a)	01/15/16	2,000	2,005,530
Toyota Motor Credit Corp., MTN	0.261	%(a)	08/26/15	5,000	5,000,000
Wells Fargo Bank & Co.	1.189	%(a)	06/26/15	1,000	1,001,506
Wells Fargo Bank NA	0.555	%(a)	07/20/15	4,000	4,002,232

					67,163,804

TIME DEPOSITS — 3.0%
Australia & New Zealand Banking Group Ltd.(c)	0.290%		07/06/15	10,000	10,000,000
US Bank National Association	0.130%		05/01/15	9,685	9,685,000

					19,685,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.7%
Federal Farm Credit Bank	0.158	%(a)	02/03/16	2,000	2,000,079
Federal Farm Credit Bank	0.179	%(a)	10/01/15	2,800	2,800,416
Federal Farm Credit Bank	0.211	%(a)	07/27/15	1,000	1,000,176
Federal Home Loan Bank	0.061	%(b)	05/26/15	5,000	4,999,792
Federal Home Loan Bank	0.066	%(b)	06/04/15	3,000	2,999,816
Federal Home Loan Bank	0.071	%(b)	05/12/15- 06/05/15	29,000	28,998,541
Federal Home Loan Bank	0.072	%(b)	07/01/15	2,000	1,999,759
Federal Home Loan Bank	0.076	%(b)	05/15/15- 07/21/15	14,000	13,999,172
Federal Home Loan Bank	0.078	%(b)	05/20/15- 06/10/15	27,000	26,998,074
Federal Home Loan Bank	0.081	%(b)	05/06/15- 07/17/15	24,500	24,499,028
Federal Home Loan Bank	0.085	%(b)	06/12/15- 06/24/15	23,250	23,247,181
Federal Home Loan Bank	0.086	%(b)	07/23/15	3,000	2,999,412
Federal Home Loan Bank	0.090	%(b)	07/08/15	5,000	4,999,159
Federal Home Loan Bank	0.091	%(b)	07/15/15	6,160	6,158,869
Federal Home Loan Bank	0.120	%(a)	10/13/15	5,000	4,999,775
Federal Home Loan Bank	0.125	%(a)	05/12/15	1,000	999,998
Federal Home Loan Bank	0.132	%(a)	05/28/15	4,000	3,999,990
Federal Home Loan Bank	0.136	%(a)	06/25/15	3,000	2,999,982
Federal Home Loan Bank	0.141	%(a)	07/10/15	4,000	4,000,000
Federal Home Loan Bank	0.146	%(a)	08/10/15	4,000	3,999,974
Federal Home Loan Bank	0.149	%(a)	12/24/15	3,000	2,999,549
Federal Home Loan Bank	0.155	%(a)	01/21/16	2,000	1,999,927
Federal Home Loan Bank	0.161	%(a)	01/25/16	5,000	5,000,000
Federal Home Loan Bank	0.166	%(a)	09/14/15	3,000	3,000,154
Federal Home Loan Mortgage Corp.	0.141	%(a)	02/18/16	6,000	5,999,267
Federal Home Loan Mortgage Corp.	0.163	%(a)	10/16/15	3,000	3,000,195
Federal Home Loan Mortgage Corp.	0.170	%(a)	07/17/15	7,000	7,000,456
Federal Home Loan Mortgage Corp.	0.175	%(a)	07/21/16	2,000	1,999,886
Federal Home Loan Mortgage Corp.	1.750%		09/10/15	1,000	1,005,729
Federal National Mortgage Association	0.148	%(a)	08/05/15	3,000	3,000,084

					203,704,440

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Notes	1.750%		07/31/15	10,000	10,041,698

REPURCHASE AGREEMENT(d) — 3.1%
TD Securities (USA) LLC 0.11%, dated 04/30/15, due 05/01/15 in the amount of $20,000,061				20,000	20,000,000

TOTAL INVESTMENTS — 100.2% (amortized cost $644,483,624)(e)	644,483,624
Liabilities in excess of other assets — (0.2)%	(1,252,819)

NET ASSETS — 100.0%	$643,230,805

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
GMTN	Global Medium Term Note
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2015.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Repurchase agreement is collateralized by U.S. Treasury Notes (coupon rates 0.250%-2.000%, maturity dates 04/15/16-05/31/21), and a U.S. Treasury Bond (coupon rate 4.500%, maturity date 08/15/39). Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$136,309,166	$—
Commercial Paper	—	187,579,516	—
Other Corporate Obligations	—	67,163,804	—
Time Deposits	—	19,685,000	—
U.S. Government Agency Obligations	—	203,704,440	—
U.S. Treasury Obligations	—	10,041,698	—
Repurchase Agreement	—	20,000,000	—

Total	$—	$644,483,624	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange, where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Fund values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Fund’s Valuation Committee.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date June 17, 2015

*	Print the name and title of each signing officer under his or her signature.